GVM Managed Volatility Fund | Advisor
FUND SUMMARY
INVESTMENT OBJECTIVE

The GVM Managed Volatility Fund (the “Fund”) seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	GVM Managed Volatility Fund Advisor
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of NAV at the time of purchase)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fees (as a percentage of amount redeemed within 30 days of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GVM Managed Volatility Fund Advisor
Management Fee		1.00%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses	[1]	0.74%
Acquired Fund Fees and Expenses	[2]	0.21%
Total Annual Fund Operating Expenses		2.20%
Less Fee Waivers and Reimbursements		none
Net Operating Expenses	[3]	2.20%
[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year. Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value.
[3]	Gibson Volatility Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.99% of the Fund's Advisor Shares' average daily net assets until February 28, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.99% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example GVM Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Advisor	223	688
Class A	785	1,224
Institutional	198	612

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility. The Fund sells index call options and index call spreads in most market environments to generate portfolio income in an attempt to increase total return of the portfolio. The Fund also buys index put options and index put spreads to reduce portfolio risk in periods where the Adviser determines that the market is in a negative trend or that the risk/reward profile in the market is poor.

A call option gives the buyer (for payment of a fee or “premium”) the right to buy an underlying instrument at a specific price (the “strike price”) within a specific time. The seller is obligated to sell the underlying instrument should the buyer so decide. A put option is a contract where the buyer (for payment of a fee or “premium”) acquires a short position by buying the right to sell an underlying instrument to the seller for a specified price (the “strike price”) during a specified time. In the case of cash-settled index options, the obligation is the difference between the strike price of the option and the final index settlement value. A spread position is entered into by buying and selling options of the same type or underlying instrument with different strike prices or expiration dates. Spread positions may be executed in equal number of contracts or may have differing contract amounts (“ratio spreads”).

The combination of these positions is intended to allow the Fund to capture more equity upside than downside over a full market cycle, allowing investors to participate in market growth with less risk and lower volatility of returns. The Adviser utilizes a proprietary program called the Dynamic Delta ProgramSM to determine the appropriate index options, if any, to optimize the balance between portfolio appreciation potential, risk management, and hedging costs. The Dynamic Delta Program SM is a proprietary multi-factor model that the helps the Adviser to determine whether the overall market trend is positive or negative.  The model is based on a combination of various technical market factors.  The resulting trend of the program guides the Adviser’s hedging decisions.

As such, the net market exposure is expected to vary over time depending on the market environment. In certain market conditions, the Fund may reduce its holdings in index options, resulting in an increased exposure to a market decline.

In some circumstances, the Fund may invest in other securities including, but not limited to, U.S.-exchange-listed common stocks, American Depository Receipts (ADRs), real estate investment trusts (“REITs”), other investment companies such as money market funds to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance and cash equivalents.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk —The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ETF Risk —Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Options Risk— The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility.Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums.  Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all of part of the cash paid for purchasing index put options and index put spreads.  Unusual market conditions or the lack of a ready market for any particular option at a  specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REITs Risk — Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector.  Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall.  Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Foreign Risk — To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

PERFORMANCE HISTORY
The Fund does not have a full calendar year of performance and, therefore, has no performance history.

GVM Managed Volatility Fund | Class A
FUND SUMMARY
INVESTMENT OBJECTIVE

The GVM Managed Volatility Fund (the “Fund”) seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “ Distribution Arrangements” of this prospectus and in the section “Distribution” of the Fund’s statement of additional information.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	GVM Managed Volatility Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load)(as a percentage of NAV at the time of purchase)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fees (as a percentage of amount redeemed within 30 days of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GVM Managed Volatility Fund Class A
Management Fee		1.00%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses	[1]	0.74%
Acquired Fund Fees and Expenses	[2]	0.21%
Total Annual Fund Operating Expenses		2.20%
Less Fee Waivers and Reimbursements		none
Net Operating Expenses	[3]	2.20%
[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year. Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value.
[3]	Gibson Volatility Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.99% of the Fund's Class A Shares' average daily net assets until February 28, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.99% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example GVM Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Advisor	223	688
Class A	785	1,224
Institutional	198	612

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility. The Fund sells index call options and index call spreads in most market environments to generate portfolio income in an attempt to increase total return of the portfolio.  The Fund also buys index put options and index put spreads to reduce portfolio risk in periods where the Adviser determines that the market is in a negative trend or that the risk/reward profile in the market is poor.

A call option gives the buyer (for payment of a fee or “premium”) the right to buy an underlying instrument at a specific price (the “strike price”) within a specific time. The seller is obligated to sell the underlying instrument should the buyer so decide. A put option is a contract where the buyer (for payment of a fee or “premium”) acquires a short position by buying the right to sell an underlying instrument to the seller for a specified price (the “strike price”) during a specified time. In the case of cash-settled index options, the obligation is the difference between the strike price of the option and the final index settlement value.  A spread position is entered into by buying and selling options of the same type or underlying instrument with different strike prices or expiration dates.  Spread positions may be executed in equal number of contracts or may have differing contract amounts (“ratio spreads”).

The combination of these positions is intended to allow the Fund to capture more equity upside than downside over a full market cycle, allowing investors to participate in market growth with less risk and lower volatility of returns. The Adviser utilizes a proprietary program called the Dynamic Delta ProgramSM to determine the appropriate index options, if any, to optimize the balance between portfolio appreciation potential, risk management, and hedging costs. The Dynamic Delta Program SM is a proprietary multi-factor model that the helps the Adviser to determine whether the overall market trend is positive or negative.  The model is based on a combination of various technical market factors.  The resulting trend of the program guides the Adviser’s hedging decisions.

As such, the net market exposure is expected to vary over time depending on the market environment. In certain market conditions, the Fund may reduce its holdings in index options, resulting in an increased exposure to a market decline.

In some circumstances, the Fund may invest in other securities including, but not limited to, U.S.-exchange-listed common stocks, American Depository Receipts (ADRs), real estate investment trusts (“REITs”), other investment companies such as money market funds to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance and cash equivalents.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Options Risk — The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads.The Fund also risks losing all of part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Government Obligations Risk —U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REITs Risk — Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Foreign Risk — To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

PERFORMANCE HISTORY
The Fund does not have a full calendar year of performance and, therefore, has no performance history.

GVM Managed Volatility Fund | Institutional
FUND SUMMARY
INVESTMENT OBJECTIVE

The GVM Managed Volatility Fund (the “Fund”) seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	GVM Managed Volatility Fund Institutional
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of NAV at the time of purchase)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fees (as a percentage of amount redeemed within 30 days of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GVM Managed Volatility Fund Institutional
Management Fee		1.00%
Distribution (12b-1) and Service Fees		none
Other Expenses	[1]	0.74%
Acquired Fund Fees and Expenses	[2]	0.21%
Total Annual Fund Operating Expenses		1.95%
Less Fee Waivers and Reimbursements		none
Net Operating Expenses	[3]	1.95%
[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year. Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value.
[3]	Gibson Volatility Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.74% of the Fund's Institutional Shares' average daily net assets until February 28, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.74% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example GVM Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Advisor	223	688
Class A	785	1,224
Institutional	198	612

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility.  The Fund sells index call options and index call spreads in most market environments to generate portfolio income in an attempt to increase total return of the portfolio.  The Fund also buys index put options and index put spreads to reduce portfolio risk in periods where the Adviser determines that the market is in a negative trend or that the risk/reward profile in the market is poor.

A call option gives the buyer (for payment of a fee or “premium”) the right to buy an underlying instrument at a specific price (the “strike price”) within a specific time. The seller is obligated to sell the underlying instrument should the buyer so decide. A put option is a contract where the buyer (for payment of a fee or “premium”) acquires a short position by buying the right to sell an underlying instrument to the seller for a specified price (the “strike price”) during a specified time.  In the case of cash-settled index options, the obligation is the difference between the strike price of the option and the final index settlement value. A spread position is entered into by buying and selling options of the same type or underlying instrument with different strike prices or expiration dates.  Spread positions may be executed in equal number of contracts or may have differing contract amounts (“ratio spreads”).

The combination of these positions is intended to allow the Fund to capture more equity upside than downside over a full market cycle, allowing investors to participate in market growth with less risk and lower volatility of returns. The Adviser utilizes a proprietary program called the Dynamic Delta ProgramSM to determine the appropriate index options, if any, to optimize the balance between portfolio appreciation potential, risk management, and hedging costs. The Dynamic Delta Program SM is a proprietary multi-factor model that the helps the Adviser to determine whether the overall market trend is positive or negative.  The model is based on a combination of various technical market factors.  The resulting trend of the program guides the Adviser’s hedging decisions.

As such, the net market exposure is expected to vary over time depending on the market environment.  In certain market conditions, the Fund may reduce its holdings in index options, resulting in an increased exposure to a market decline.

In some circumstances, the Fund may invest in other securities including, but not limited to, U.S.-exchange-listed common stocks, American Depository Receipts (ADRs), real estate investment trusts (“REITs”), other investment companies such as money market funds to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance and cash equivalents.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance.  The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Options Risk— The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all of part of the cash paid for purchasing index put options and index put spreads.  Unusual market conditions or the lack of a ready market for any particular option at a  specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.  From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REITs Risk — Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector.  Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall.  Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Foreign Risk — To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

PERFORMANCE HISTORY
The Fund does not have a full calendar year of performance and, therefore, has no performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2011
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
GVM Managed Volatility Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The GVM Managed Volatility Fund (the “Fund”) seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Operating Expenses	rr_NetExpensesOverAssets	2.20%	[4]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility. The Fund sells index call options and index call spreads in most market environments to generate portfolio income in an attempt to increase total return of the portfolio. The Fund also buys index put options and index put spreads to reduce portfolio risk in periods where the Adviser determines that the market is in a negative trend or that the risk/reward profile in the market is poor.

A call option gives the buyer (for payment of a fee or “premium”) the right to buy an underlying instrument at a specific price (the “strike price”) within a specific time. The seller is obligated to sell the underlying instrument should the buyer so decide. A put option is a contract where the buyer (for payment of a fee or “premium”) acquires a short position by buying the right to sell an underlying instrument to the seller for a specified price (the “strike price”) during a specified time. In the case of cash-settled index options, the obligation is the difference between the strike price of the option and the final index settlement value. A spread position is entered into by buying and selling options of the same type or underlying instrument with different strike prices or expiration dates. Spread positions may be executed in equal number of contracts or may have differing contract amounts (“ratio spreads”).

The combination of these positions is intended to allow the Fund to capture more equity upside than downside over a full market cycle, allowing investors to participate in market growth with less risk and lower volatility of returns. The Adviser utilizes a proprietary program called the Dynamic Delta ProgramSM to determine the appropriate index options, if any, to optimize the balance between portfolio appreciation potential, risk management, and hedging costs. The Dynamic Delta Program SM is a proprietary multi-factor model that the helps the Adviser to determine whether the overall market trend is positive or negative.  The model is based on a combination of various technical market factors.  The resulting trend of the program guides the Adviser’s hedging decisions.

As such, the net market exposure is expected to vary over time depending on the market environment. In certain market conditions, the Fund may reduce its holdings in index options, resulting in an increased exposure to a market decline.

In some circumstances, the Fund may invest in other securities including, but not limited to, U.S.-exchange-listed common stocks, American Depository Receipts (ADRs), real estate investment trusts (“REITs”), other investment companies such as money market funds to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance and cash equivalents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk —The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ETF Risk —Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Options Risk— The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility.Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums.  Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all of part of the cash paid for purchasing index put options and index put spreads.  Unusual market conditions or the lack of a ready market for any particular option at a  specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REITs Risk — Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector.  Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall.  Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Foreign Risk — To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance and, therefore, has no performance history.
GVM Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The GVM Managed Volatility Fund (the “Fund”) seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “ Distribution Arrangements” of this prospectus and in the section “Distribution” of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)(as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Operating Expenses	rr_NetExpensesOverAssets	2.20%	[5]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	785
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,224
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility. The Fund sells index call options and index call spreads in most market environments to generate portfolio income in an attempt to increase total return of the portfolio.  The Fund also buys index put options and index put spreads to reduce portfolio risk in periods where the Adviser determines that the market is in a negative trend or that the risk/reward profile in the market is poor.

A call option gives the buyer (for payment of a fee or “premium”) the right to buy an underlying instrument at a specific price (the “strike price”) within a specific time. The seller is obligated to sell the underlying instrument should the buyer so decide. A put option is a contract where the buyer (for payment of a fee or “premium”) acquires a short position by buying the right to sell an underlying instrument to the seller for a specified price (the “strike price”) during a specified time. In the case of cash-settled index options, the obligation is the difference between the strike price of the option and the final index settlement value.  A spread position is entered into by buying and selling options of the same type or underlying instrument with different strike prices or expiration dates.  Spread positions may be executed in equal number of contracts or may have differing contract amounts (“ratio spreads”).

The combination of these positions is intended to allow the Fund to capture more equity upside than downside over a full market cycle, allowing investors to participate in market growth with less risk and lower volatility of returns. The Adviser utilizes a proprietary program called the Dynamic Delta ProgramSM to determine the appropriate index options, if any, to optimize the balance between portfolio appreciation potential, risk management, and hedging costs. The Dynamic Delta Program SM is a proprietary multi-factor model that the helps the Adviser to determine whether the overall market trend is positive or negative.  The model is based on a combination of various technical market factors.  The resulting trend of the program guides the Adviser’s hedging decisions.

As such, the net market exposure is expected to vary over time depending on the market environment. In certain market conditions, the Fund may reduce its holdings in index options, resulting in an increased exposure to a market decline.

In some circumstances, the Fund may invest in other securities including, but not limited to, U.S.-exchange-listed common stocks, American Depository Receipts (ADRs), real estate investment trusts (“REITs”), other investment companies such as money market funds to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance and cash equivalents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Options Risk — The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads.The Fund also risks losing all of part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Government Obligations Risk —U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REITs Risk — Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Foreign Risk — To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance and, therefore, has no performance history.
GVM Managed Volatility Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The GVM Managed Volatility Fund (the “Fund”) seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Operating Expenses	rr_NetExpensesOverAssets	1.95%	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility.  The Fund sells index call options and index call spreads in most market environments to generate portfolio income in an attempt to increase total return of the portfolio.  The Fund also buys index put options and index put spreads to reduce portfolio risk in periods where the Adviser determines that the market is in a negative trend or that the risk/reward profile in the market is poor.

A call option gives the buyer (for payment of a fee or “premium”) the right to buy an underlying instrument at a specific price (the “strike price”) within a specific time. The seller is obligated to sell the underlying instrument should the buyer so decide. A put option is a contract where the buyer (for payment of a fee or “premium”) acquires a short position by buying the right to sell an underlying instrument to the seller for a specified price (the “strike price”) during a specified time.  In the case of cash-settled index options, the obligation is the difference between the strike price of the option and the final index settlement value. A spread position is entered into by buying and selling options of the same type or underlying instrument with different strike prices or expiration dates.  Spread positions may be executed in equal number of contracts or may have differing contract amounts (“ratio spreads”).

The combination of these positions is intended to allow the Fund to capture more equity upside than downside over a full market cycle, allowing investors to participate in market growth with less risk and lower volatility of returns. The Adviser utilizes a proprietary program called the Dynamic Delta ProgramSM to determine the appropriate index options, if any, to optimize the balance between portfolio appreciation potential, risk management, and hedging costs. The Dynamic Delta Program SM is a proprietary multi-factor model that the helps the Adviser to determine whether the overall market trend is positive or negative.  The model is based on a combination of various technical market factors.  The resulting trend of the program guides the Adviser’s hedging decisions.

As such, the net market exposure is expected to vary over time depending on the market environment.  In certain market conditions, the Fund may reduce its holdings in index options, resulting in an increased exposure to a market decline.

In some circumstances, the Fund may invest in other securities including, but not limited to, U.S.-exchange-listed common stocks, American Depository Receipts (ADRs), real estate investment trusts (“REITs”), other investment companies such as money market funds to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance and cash equivalents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance.  The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Options Risk— The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all of part of the cash paid for purchasing index put options and index put spreads.  Unusual market conditions or the lack of a ready market for any particular option at a  specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.  From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REITs Risk — Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector.  Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall.  Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Foreign Risk — To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance and, therefore, has no performance history.
[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year. Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. Acquired Fund Fees and Expenses are reflected in the Acquired Fund's net asset value.
[3]	Gibson Volatility Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.74% of the Fund's Institutional Shares' average daily net assets until February 28, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.74% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.
[4]	Gibson Volatility Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.99% of the Fund's Advisor Shares' average daily net assets until February 28, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.99% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.
[5]	Gibson Volatility Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.99% of the Fund's Class A Shares' average daily net assets until February 28, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.99% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.